INTANGIBLES (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of intangible assets

									Carrying amount
	At December 31, 2021	Effects of movements in foreign exchange in the balance sheet	Effects of application of IAS 29 (hyperinflation)	Additions	Transfers	Disposal	Amortization	At December 31, 2022	Acquisition cost	Depreciation
Brands	6,329.0	(1,096.2)	930.3	-	-	-	-	6,163.1	6,163.1	-
Intangibles	671.2	(44.7)	0.1	-	3.2	-	(58.1)	571.7	3,308.6	(2,736.9)
Software	1,129.7	(130.6)	126.9	6.9	1,402.3	-	(401.1)	2,134.1	4,353.9	(2,219.8)
Others	559.1	(96.0)	76.8	220.5	(364.1)	-	(43.0)	353.3	1,218.8	(865.5)
Total	8,689.0	(1,367.5)	1,134.1	227.4	1,041.4	-	(502.2)	9,222.2	15,044.4	(5,822.2)

									Carrying amount
	At December 31, 2022	Effects of movements in foreign exchange in the balance sheet	Effects of application of IAS 29 (hyperinflation)	Additions	Transfers	Disposal	Amortization	At December 31, 2023	Acquisition cost	Depreciation
Brands	6,163.1	(1,838.5)	808.6	73.9	-	-	-	5,207.1	5,207.1	-
Intangibles	571.7	(33.5)	-	869.3	-	-	(56.7)	1,350.8	4,087.0	(2,736.2)
Software	2,134.1	(344.6)	176.2	37.0	976.5	(0.9)	(573.5)	2,404.8	4,954.2	(2,549.4)
Others	353.3	(32.9)	11.0	487.7	317.0	(0.7)	(56.4)	1,079.0	1,837.9	(758.9)
Total	9,222.2	(2,249.5)	995.8	1,467.9	1,293.5	(1.6)	(686.6)	10,041.7	16,086.2	(6,044.5)

Schedule of carrying value of intangible assets with indefinite useful lives

	2023	2022
Argentina	1,303.7	2,019.2
Bolivia	830.0	894.5
Brazil	73.9	-
Canada	195.7	206.4
Chile	70.7	78.5
Luxembourg	339.6	339.6
Paraguay	504.7	542.7
Dominican Republic	1,431.5	1,593.0
Panama	333.0	358.8
Uruguay	124.3	130.4
	5,207.1	6,163.1